Summary of earnings per share and weighted average number of shares (Details) - AUD ($)		6 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Loss Per Share
Basic earnings per share: Loss attributable to the ordinary equity holders of the Company used in calculating basic/diluted earnings per share: From continuing operations		$ (5,460,298)	$ (3,881,371)
Weighted average number of ordinary shares used as the denominator in calculating basic and diluted loss per share	[1]	9,233,965,143	9,206,953,433
Basic/diluted loss per share (cents per share)		$ (0.06)	$ (0.04)

[1]	The calculation of diluted loss per share - potential ordinary shares are considered anti-dilutive, therefore diluted loss per share is equivalent to basic loss per share.